OMB APPROVAL

OMB Number: 3235-0570

August 31, 2011

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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

REGISTRATION NO.

811-07696

IOWA PUBLIC AGENCY INVESTMENT TRUST

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

1415 28th STREET, SUITE 200

WEST DES MOINES, IOWA 50266

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

Elizabeth Grob, Esq.

Ahlers & Cooney, P.C.

100 Court Avenue, Suite 600, Des Moines, Iowa 50309

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

Vera Lichtenberger	JOHN C. MILES, ESQ.

IOWA PUBLIC AGENCY INVESTMENT TRUST      CLINE, WILLIAMS, WRIGHT, JOHNSON & OLDFATHER

1415 28th STREET, SUITE 200	1900 U.S. BANK BUILDING, 233 S. 13TH STREET
WEST DES MOINES, IOWA 50266	LINCOLN, NEBRASKA 68508

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 06/30

DATE OF REPORTING PERIOD: 12/31/2009

ITEM 1. REPORTS TO UNITHOLDERS.

Iowa Public Agency Investment Trust

www.IPAIT.org

Semi-Annual Financial Report

Diversified Fund

Direct Government Obligation Fund

December 31, 2009

Sponsored by the
Iowa Association of Municipal Utilities
Iowa State Association of Counties
Iowa League of Cities

TRUSTEES’ REPORT

To Iowa Public Agency Investment Trust Participants: The Iowa Public Agency Investment Trust (IPAIT) is pleased to present this semi-annual report of IPAIT operations for the six-month period ended December 31, 2009.

The Federal Reserve kept interest rates at historical lows during 2009, maintaining the Fed Funds rate at 0-0.25 percent since December 16, 2008. This rate environment should continue lingering at or near zero until the overall economy fully rebounds from the recession. Slow recovery is anticipated in large part from high unemployment and an overall consumer spending cutback. IPAIT fund yields were directly impacted as a result of the economic decline and sustained low interest rates.

Minimal rate changes were seen during the six month period with an average of 0.153 percent in July to an average of 0.154 percent in December for the Diversified Fund. The Direct Government Obligation Fund during the same time period moved modestly from a July average of 0.01 percent to a December average of 0.08 percent. With interest rate and economic uncertainty driving investment decisions, fund balances remained elevated for the time frame even with lower fund yields.

Diversified and Direct Government Obligation Fund balances at year end were $564,846,619. This marked the second consecutive year with record high liquid fund balances as of December 31 topping last year’s record mark of $412,626,593.

As liquid balances improved year over year, the Fixed-Term Automated (FTA) program continued waning the last six months of 2009. The IPAIT FTA program balances decreased from $75,828,063 on July 1 to $48,230,589 on December 31. IPAIT’s FTA program solicited typical number of bids from participants, but the banking situation made placing public funds difficult. Banks had other sources of inexpensive funding and lending activity was constrained making public funds less attractive to banking institutions. Although some FTA monies were moved to local banking institutions, the Diversified and DGO Funds also saw additions from maturities as well.

The IPAIT Board of Trustees is very pleased with the ongoing success of the IPAIT program and the benefits it provides Iowa Cities, Counties, and Municipal Utilities. As always, we welcome any comments or suggestions that you may have.

Sincerely,
 Dianne L. Kiefer, Chair

Board of Trustees

MANAGEMENT REPORT

To Iowa Public Agency Investment Trust Participants:

One year ago, world markets were collapsing and safety was priority one for investors. Today, the markets have largely healed and are trading on fundamentals rather than fear. Market risk remains high, but investors are focused more on political and monetary policy issues now rather than credit defaults. The environment feels better, but cash yields are low and not improving any time soon.

Economic growth turned positive in the third and fourth quarters in response to massive policy easing and global economic strength. We expect the ongoing recovery to be slow, and stubbornly high unemployment combined with sluggish consumer spending is our primary economic worry. The current unemployment rate at 10 percent parallels rapidly shrinking consumer credit. This shift is generating a drastic change in spending and savings habits which in turn is having a significant effect on growth and employment. Economists have preached for years about the need for more savings and less dependence on debt at the consumer level – sometimes you have to be careful what you wish for.

With massive spare capacity in the U.S. and globally, we expect core measures of inflation to continue to drop in most countries. In addition, we also expect that any Fed monetary tightening is a long way off and will be dictated by the speed of recovery for the overall economy and particularly the financial sector. The Fed will wait until the recovery is well-established before changing short rates, which means money market investors are stuck with low yields for an extended period.

We appreciate the opportunity to navigate these waters on behalf of the IPAIT program. While opportunities to add yield have diminished over the past year, risks still exist and we are mindful of the objectives of safety and liquidity. We will not reach beyond our conservative approach to add incremental yield in this or any environment. This discipline has kept the IPAIT portfolio out of trouble, and can be relied upon in the future.

Sincerely,

Laurie Mardis

Director, Fixed Income

Miles Capital, Inc.

IOWA PUBLIC AGENCY INVESTMEMT TRUST

DIVERSIFIED PORTFOLIO

MANAGEMENT’S DISCUSSION & ANALYSIS

This section of the IPAIT Diversified Portfolio’s semi-annual Financial Report presents management’s discussion and analysis of the financial position and results of operations during the six-month periods ended December 31, 2009 and December 31, 2008. This information is being presented to provide additional information regarding the activities of IPAIT, pursuant to the requirements of Governmental Accounting Standards Board Statement No. 34, Basic Financial Statements – and Management’s Discussion and Analysis – for State and Local Governments, Statement No. 37, Basic Financial Statements – and Management’s Discussion and Analysis – for State and Local Governments: Omnibus, and Statement No. 38, Certain Financial Statement Note Disclosures (Statements Nos. 34, 37, and 38). This discussion and analysis should be read in conjunction with the Financial Statements and the accompanying notes.

OVERVIEW OF THE FINANCIAL STATEMENTS

The Management’s Discussion and Analysis provides an introduction to and overview of the basic financial statements of IPAIT’s Diversified Portfolio. The following components comprise the financial statements: 1) Schedule of Investments, 2) Statement of Net Assets, 3) Statements of Operations, 4) Statements of Changes in Net Assets, and 5) Notes to Financial Statements.

•	The Schedule of Investments lists each security held by the portfolio as of December 31.
•	The Statement of Net Assets shows the financial position (assets and liabilities) of the portfolio as of December 31.
•	The Statements of Operations display the results of operations (income and expenses) of the portfolio for the six-month periods ended December 31, 2009 and December 31, 2008.
•

The Statements of Changes in Net Assets display the results of additions (net investment income, unit sales, and reinvestments) and deductions (dividends and unit redemptions) of the portfolio for the six-month periods ended December 31, 2009 and December 31, 2008.

•	The Notes to Financial Statements describe significant accounting policies and disclose summary security transaction amounts of the portfolio.

CONDENSED FINANCIAL INFORMATION AND FINANCIAL ANALYSIS

Year-over-year changes in most financial statement amounts reported in IPAIT’s Diversified Portfolio are most significantly impacted by the level of average net assets (which fluctuates based on the overall levels of participant/unitholder invested balances). Additionally, changes in the short-term interest rate environment (which follows the general trend established by monetary policy set by the Federal Reserve) contribute to year-over-year variances in the amount of investment income earned by the portfolio. Over the last six months, the Federal Reserve’s Federal Open Market Committee has not changed the Fed Funds target rate from a range of zero to 0.25 percent. In the preceeding twelve months the Fed Funds target rate was lowered three times from 2.00 percent to a range of zero to 0.25 percent.

IOWA PUBLIC AGENCY INVESTMEMT TRUST

DIVERSIFIED PORTFOLIO

MANAGEMENT’S DISCUSSION & ANALYSIS (continued)

Condensed financial information and variance explanations for the six-month period ended December 31, 2009 as compared to the same period ended December 31, 2008 follows.

	December 31,	Percent	December 31,
Net Assets	2009	Change	2008
Total investments	$ 413,673,386	8%	$ 384,783,326
Excess of other assets over total liabilities	116,638,898	9798%	1,178,410
Net assets held in trust for pool participants	530,312,284	37%	385,961,736

Average Net Assets	$ 493,560,016	30%	$ 380,395,475

Total investments and net assets increased 8 percent and 37 percent, respectively, comparing December 31, 2009 and December 31, 2008 amounts. During the six-month period ended December 31, 2009, average net assets increased 30 percent to $493,560,016 from average net assets of $380,395,475 during the same period in the prior year. On December 31, 2009, there was $115,991,551 of uninvested cash in the portfolio due to the lack of collateral available for a repurchase agreement investment. The rate of return on the repurchase agreement investment would have been 0.01 percent.

	December 31,	Percent	December 31,
Change in Net Asset for the periods ended	2009	Change	2008
Investment Income	$ 1,241,078	-67%	$ 3,705,388
Total Expenses	(844,664)	25%	(674,128)
Dividends to unitholders from net investment income	(396,414)	-87%	(3,031,260)
Net increase in assets derived
from unit transactions	48,909,647	60%	30,571,171

Net assets at beginning of period	481,402,637	35%	355,390,565

Net assets at end of period	$ 530,312,284	37%	$ 385,961,736

Investment income and dividends to unitholders from net investment income decreased 67 percent and 87 percent, respectively, during the six-month period ended December 31, 2009 as compared to the same period in the prior year. Total expenses are derived based on net assets held by the Fund. These expenses increased 25 percent during the six-month period ended December 31, 2009 as compared to the same period in the prior year due to higher average net assets. During the six-month period ended December 31, 2009 as compared to the same period in the prior year, units sold and redeemed decreased 20 percent and 24 percent, respectively.

IOWA PUBLIC AGENCY INVESTMEMT TRUST

DIVERSIFIED PORTFOLIO

MANAGEMENT’S DISCUSSION & ANALYSIS (continued)

Condensed financial information and variance explanations for the six-month period ended December 31, 2008 as compared to the same period ended December 31, 2007 follows.

	December 31,	Percent	December 31,
Net Assets	2008	Change	2007
Total investments	$ 384,783,326	33%	$ 288,294,849
Excess of other assets over (under) total liabilities	1,178,410	559%	(256,887)
Net assets held in trust for pool participants	385,961,736	34%	288,037,962

Average Net Assets	$ 380,395,475	47%	$ 258,948,417

Total investments and net assets increased 33 percent and 34 percent, respectively, comparing December 31, 2008 and December 31, 2007 amounts. During the six-month period ended December 31, 2008, average net assets increased 47 percent to $380,395,475 from average net assets of $258,948,417 during the same period in the prior year.

	December 31,	Percent	December 31,
Change in Net Asset for the periods ended	2008	Change	2007
Investment Income	$ 3,705,388	-42%	$ 6,343,190
Total Expenses	(674,128)	42%	(475,700)
Dividends to unitholders from net investment income	(3,031,260)	-48%	(5,867,490)
Net increase in assets derived
from unit transactions	30,571,171	-36%	47,703,719

Net assets at beginning of period	355,390,565	48%	240,334,243

Net assets at end of period	$ 385,961,736	34%	$ 288,037,962

Investment income and dividends to unitholders from net investment income decreased 42 percent and 48 percent, respectively, during the six-month period ended December 31, 2008 as compared to the same period in the prior year. Total expenses are derived based on net assets held by the Fund. These expenses increased 42 percent during the six-month period ended December 31, 2008 as compared to the same period in the prior year due to higher average net assets. During the six-month period ended December 31, 2008 as compared to the same period in the prior year, units sold and redeemed increased 13 percent and 17 percent, respectively.

CONTACTING THE PORTFOLIO’S FINANCIAL MANAGEMENT

This financial report is designed to provide IPAIT participants and prospective investors with a general overview of the Fund’s finances and to demonstrate the Fund’s accountability for the resources it receives and manages. If you have questions about the report or need additional financial information, contact IPAIT at 800-872-4024 or visit the website at IPAIT.org.

Iowa Public Agency Investment Trust

Diversified Portfolio

Schedule of Investments (unaudited)

December 31, 2009

(Showing Percentage of Total Investments)

		Yield at
Par		Time of
Value	Description	Purchase	Due Date	Amortized Cost

DISCOUNTED GOVERNMENT SECURITIES -- 4.53%
$ 12,725,000	Federal Home Loan Bank Discount Note	0.02%	01/04/10	$ 12,724,979
6,000,000	Federal National Mortgage Association Discount Note	0.96%	01/25/10	5,996,224
	Total (cost -- $18,721,203)			18,721,203

COUPON SECURITIES -- 34.54%
910,000	Federal Home Loan Bank, 3.75%	0.38%	01/08/10	910,601
8,000,000	Federal Home Loan Bank, Variable Rate	4.38%	01/08/10	7,999,623
3,500,000	United States Treasury Note, 3.63%	0.34%	01/15/10	3,504,438
6,000,000	Federal Home Loan Bank, 0.31%	0.31%	01/22/10	6,000,016
6,069,000	Federal National Mortgage Association, 3.25%	1.05%	02/10/10	6,083,554
5,000,000	Federal Farm Credit Bank, Variable Rate	2.56%	02/11/10	5,000,913
13,000,000	Federal National Mortgage Association, Variable Rate	2.44%	02/12/10	12,996,126
2,300,000	Federal National Mortgage Association, 4.30%	1.05%	02/17/10	2,309,583
1,000,000	Federal Home Loan Bank, 1.03%	0.41%	02/19/10	1,000,822
1,000,000	Federal Home Loan Bank, 4.21%	0.41%	02/23/10	1,005,456
12,000,000	Federal Home Loan Bank, Variable Rate	2.44%	03/02/10	11,995,639
6,000,000	Federal Home Loan Bank, Variable Rate	0.68%	03/02/10	6,004,368
6,000,000	Federal Home Loan Bank, 5.00%	0.93%	03/12/10	6,046,632
2,000,000	Federal Home Loan Bank, 3.46%	0.41%	04/15/10	2,017,347
555,000	Federal National Mortgage Association, 4.75%	0.91%	04/19/10	561,283
2,000,000	Federal Home Loan Bank, 5.00%	0.43%	04/21/10	2,027,482
6,000,000	Federal Home Loan Bank, 0.82%	0.78%	04/28/10	6,000,694
4,000,000	Federal Home Loan Bank, 2.38%	0.89%	04/30/10	4,019,314
4,000,000	Federal Farm Credit Bank, 4.75%	0.66%	05/07/10	4,056,367
5,000,000	Federal National Mortgage Association, 4.13%	0.64%	05/15/10	5,063,784
3,006,000	Federal National Mortgage Association, 4.13%	0.64%	05/15/10	3,044,405
2,000,000	Federal Home Loan Mortgage Corporation, 2.38%	0.64%	05/28/10	2,013,965
6,000,000	Federal Home Loan Bank, 0.55%	0.58%	06/04/10	5,999,290
6,000,000	Federal Home Loan Bank, 4.25%	0.56%	06/11/10	6,097,272
6,000,000	Federal Home Loan Bank, 0.56%	0.57%	06/18/10	5,999,666
1,000,000	Federal Farm Credit Bank, Variable Rate	0.72%	06/22/10	998,296
6,000,000	Federal Home Loan Bank, 0.55%	0.56%	07/15/10	5,999,774
6,000,000	Federal Home Loan Bank, 3.38%	0.32%	08/13/10	6,112,491
6,000,000	Federal Home Loan Bank, 0.50%	0.38%	10/18/10	6,005,528
6,000,000	Federal Farm Credit Bank, Variable Rate	1.71%	11/04/10	6,000,000
	Total (cost -- $142,874,729)			142,874,729

See accompanying notes to financial statements.
	6

Iowa Public Agency Investment Trust

Diversified Portfolio

Schedule of Investments (unaudited)

December 31, 2009

(Showing Percentage of Total Investments)

		Yield at
Par		Time of
Value	Description	Purchase	Due Date	Amortized Cost

CERTIFICATES OF DEPOSIT -- 19.46%
$ 1,000,000	Maquoketa State Bank-Maquoketa CD	1.75%	01/20/10	$ 1,000,000
5,000,000	West Bank-West Des Moines CDARS	0.80%	03/11/10	5,000,000
500,000	Peoples Savings Bank-Elma CD	0.60%	03/16/10	500,000
5,000,000	West Bank-West Des Moines CDARS	0.80%	03/18/10	5,000,000
2,000,000	West Bank-West Des Moines CDARS	0.80%	04/08/10	2,000,000
3,000,000	West Bank-West Des Moines CDARS	0.80%	04/15/10	3,000,000
1,000,000	Peoples Bank-Rock Valley CD	0.60%	04/26/10	1,000,000
5,000,000	West Bank-West Des Moines CDARS	0.80%	05/06/10	5,000,000
5,000,000	West Bank-West Des Moines CDARS	0.80%	05/13/10	5,000,000
5,000,000	West Bank-West Des Moines CDARS	0.80%	06/10/10	5,000,000
4,000,000	American State Bank-Sioux Center CD	1.00%	06/23/10	4,000,000
5,000,000	West Bank-West Des Moines CDARS	1.35%	09/02/10	5,000,000
5,000,000	West Bank-West Des Moines CDARS	1.35%	09/23/10	5,000,000
3,000,000	West Bank-West Des Moines CDARS	1.35%	09/30/10	3,000,000
5,000,000	West Bank-West Des Moines CDARS	1.35%	10/07/10	5,000,000
5,000,000	West Bank-West Des Moines CDARS	1.35%	10/14/10	5,000,000
5,000,000	West Bank-West Des Moines CDARS	1.35%	11/12/10	5,000,000
5,000,000	West Bank-West Des Moines CDARS	1.35%	11/18/10	5,000,000
6,000,000	West Bank-West Des Moines CDARS	1.35%	12/02/10	6,000,000
5,000,000	West Bank-West Des Moines CDARS	1.35%	12/09/10	5,000,000
	Total (cost -- $80,500,000)			80,500,000

OTHER INVESTMENTS -- 17.30%
10,024,820	First National Bank-Omaha NOW Account	0.50%		10,024,820
5,012,231	Freedom Bank NOW Account	0.50%		5,012,231
10,010,385	Citizens Bank NOW Account	0.40%		10,010,385
26,515,000	Wells Fargo Public Fund Deposit Account	0.35%		26,515,000
20,015,018	West Bank NOW Account	0.20%		20,015,018
	Total (cost -- $71,577,454)			71,577,454

REPURCHASE AGREEMENTS (collateralized by U.S. Govt. Securities) -- 24.17%
100,000,000	Banc of America Securities LLC	0.01%	01/04/10	100,000,000
	Total (cost -- $100,000,000)

TOTAL INVESTMENTS -- 100% (cost -- $413,673,386)				$ 413,673,386

See accompanying notes to financial statements.

Iowa Public Agency Investment Trust

Diversified Portfolio

Statement of Net Assets (unaudited)

December 31, 2009

ASSETS

Investments in securities at amortized cost:
Discounted Government Securities	$ 18,721,203
Coupon Securities	142,874,729
Certificates of Deposit	80,500,000
Other Investments	71,577,454
Repurchase Agreements	100,000,000
Total investments in securities	413,673,386

Cash	115,991,551
Interest Receivable	868,364
Total assets	530,533,301

LIABILITIES

Investment advisory, administrative,
and program support fees payable	94,926
Custody fees payable	13,380
Distribution fees payable	33,448
Other fees and expenses payable	10,786
Dividends payable	68,477
Total liabilities	221,017

NET ASSETS HELD IN TRUST FOR POOL PARTICIPANTS	$ 530,312,284

Units of beneficial interest outstanding	530,312,284

Net asset value - offering and redemption price per share	$ 1.00

See accompanying notes to financial statements.

Iowa Public Agency Investment Trust

Diversified Portfolio

Statement of Operations (unaudited)

For the Six Months ended December 31,

	2009	2008
INVESTMENT INCOME
Interest	$ 1,241,078	$ 3,705,388

EXPENSES
Investment advisory, administrative,
and program support fees	533,229	424,839
Custody fees	74,643	57,528
Distribution fees	186,606	143,821
Other fees and expenses	62,202	47,940
Total expenses	856,680	674,128
Less: Expenses voluntarily reduced/waived	(12,016)	--
Net expenses	844,664	674,128

NET INVESTMENT INCOME	$ 396,414	$ 3,031,260

Statements of Changes in Net Assets (unaudited)
For the Six Months ended December 31,

	2009	2008
ADDITIONS
From investment activities:
Net investment income	$ 396,414	$ 3,031,260
From unit transactions:
(at constant net asset value of $1 per unit)
Units sold	530,041,737	661,502,521
Units issued in reinvestment of dividends
from net investment income	420,677	3,167,496
Total additions	530,858,828	667,701,277

DEDUCTIONS
Dividends to unitholders from:
Net investment income	(396,414)	(3,031,260)

From unit transactions:
Units redeemed	(481,552,767)	(634,098,846)
Total deductions	(481,949,181)	(637,130,106)

Net increase in net assets	48,909,647	30,571,171

Net assets held in trust for pool participants at beginning of period	481,402,637	355,390,565

Net assets held in trust for pool participants at end of period	$ 530,312,284	$ 385,961,736

See accompanying notes to financial statements. 9

IOWA PUBLIC AGENCY INVESTMENT TRUST

DIVERSIFIED PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  (unaudited)

(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Iowa Public Agency Investment Trust (IPAIT) is a common law trust established under Iowa law pursuant to Chapter 28E and Sections 331.555 and 384.21, Iowa Code (1987), as amended, which authorizes Iowa public agencies to jointly invest monies pursuant to a joint investment agreement. IPAIT is registered under the Investment Company Act of 1940 as required by Iowa Statute and files reports with the Securities and Exchange Commission under Regulation S-X. IPAIT was established by the adoption of a Joint Powers Agreement and Declaration of Trust as of October 1, 1987, and commenced operations on November 13, 1987. The Joint Powers Agreement and Declaration of Trust was amended September 1, 1988, May 1, 1993, and again on September 1, 2005. As amended, IPAIT is authorized to operate and now operates investment programs, one of which is the Diversified Portfolio. The accompanying financial statements include activities of the Diversified Portfolio. The objective of the portfolio is to maintain a high degree of liquidity and safety of principal through investment in short-term securities as permitted for Iowa public agencies under Iowa law. Wells Fargo Bank, N.A. (Wells Fargo) serves as the Custodian, and Miles Capital, Inc., formerly WB Capital Management Inc., serves as the Investment Adviser, Administrator, and Program Support Provider.

The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net investment income during the year. Actual results could differ from those estimates.

In reporting financial activity, IPAIT applies applicable Governmental Accounting Standards Board (GASB) pronouncements, as well as all Financial Accounting Standards Board and predecessor statements and interpretations not in conflict with GASB pronouncements.

IPAIT is exposed to various risks in connection with operation of the Diversified Portfolio and adheres to policies which attempt to mitigate market risk in the portfolio and maintains insurance coverage for fidelity and errors and omissions exposures. IPAIT has had no claims or settlements under its insurance coverage since its organization in 1987.

INVESTMENTS IN SECURITIES

The Diversified Portfolio consists of cash and short-term investments valued at amortized cost, which approximates fair value, pursuant to Rule 2a-7 under the Investment Company Act of 1940. This involves valuing a portfolio security at its original cost on the date of purchase, and thereafter amortizing any premium or discount on the interest method. Procedures are followed to maintain a constant net asset value of $1.00 per unit for the portfolio.

Security transactions are accounted for on the trade date. Interest income, including the accretion of discount and amortization of premium, is recorded daily on the interest method.

IPAIT is authorized by investment policy and statute to invest public funds in obligations of the U.S. government, its agencies and instrumentalities; certificates of deposit and other evidences of deposit at federally insured Iowa depository institutions approved and secured pursuant to Chapter 12B of the Code of Iowa; and repurchase agreements, provided that the underlying collateral consists of obligations of the U.S. government, its agencies and instrumentalities and that IPAIT’s custodian takes delivery of the collateral either directly or through an authorized custodian.

In connection with transactions in repurchase agreements, it is IPAIT’s policy that an authorized custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest at all times. If the seller defaults and the value of the collateral declines, realization of the collateral by IPAIT may be delayed or limited. At December 31, 2009, the securities purchased under overnight agreements to resell were collateralized by government agency securities with a value of $102,000,001.  At December 31, 2008 the portfolio did not contain any repurchase agreements.

Certificates of Deposit and Public Fund Deposit Accounts up to $250,000 are currently insured by the Federal Depository Insurance Company (FDIC) through December 31, 2013. For public funds deposited in Iowa financial institutions in excess of the FDIC insurance, the local financial institution must comply with Iowa Code Section 12c.22 to insure appropriate collateralization. As of December 31, 2009, public funds invested in Certificates of Deposit and Public Fund Deposit Accounts not covered by FDIC insurance were $31,765,000. Public funds not covered by FDIC or collateralization are covered by the state sinking fund in accordance with Chapter 12C of the Code of Iowa, which provides for additional assessments against depositories to ensure there will be no loss of public funds.

IOWA PUBLIC AGENCY INVESTMENT TRUST

DIVERSIFIED PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  (unaudited) (continued)

CDARS, the Certificate of Deposit Account Registry Service, is a network of banks offering Certificates of Deposit below the standard FDIC insurance maximum so that both principal and interest are eligible for full FDIC insurance. As of December 31, 2009, the portfolio held $74,000,000 in the CDARS program.

Currently, NOW (Negotiable Order of Withdrawal) accounts funded with public funds that earn a rate of return less than 0.50 percent are insured by the FDIC at participating banks. At December 31, 2009, the portfolio had $45,062,454 invested in insured NOW accounts.

Under Governmental Accounting Standards as to custodial credit risk, IPAIT's investments in securities in the Diversified Portfolio held securities whose S&P credit ratings were 63.3 percent AAA, 6.4 percent A1+, 1.6 percent not rated (representing all Certificates of Deposit from Iowa financial institutions), and 28.7 percent NA. Securities which carry an NA rating are government securities which are deemed to carry the equivalent of A1+/P1 ratings by the IPAIT Board of Trustees.

Management attempts to limit IPAIT’s exposure to interest rate risk and believes this is addressed by the fact that securities are limited under Rule 2a-7 as well as by investment policy and statute to investments of high quality with durations not to exceed 397 days. Hence it is not expected that any significant change in market interest rates would present long-term risk to IPAIT.

UNIT ISSUES, REDEMPTIONS AND DISTRIBUTIONS

IPAIT determines the net asset value of the Diversified Portfolio daily. Units are issued and redeemed daily at the daily net asset value. Dividends from net investment income are declared daily and distributed monthly.

INCOME TAXES

IPAIT is exempt from both state and federal income taxes pursuant to Section 115 of the Internal Revenue Code.

FEES AND EXPENSES

Under separate agreements with IPAIT, Miles Capital and Wells Fargo are paid an annual fee for operating the investment program.

Miles Capital receives 0.190 percent of the average daily net asset value up to $150 million, 0.160 percent from $150 to $250 million, and 0.130 percent exceeding $250 million for investment adviser and administrative fees. In addition, Miles Capital receives 0.060 percent of the average daily net asset value for program support fees. For the six-month periods ended December 31, 2009 and 2008, the Diversified Portfolio paid $533,229 and $424,839, respectively, to Miles Capital for services provided.

Wells Fargo receives 0.030 percent of the average daily net asset value of the portfolio. For the six-month periods ended December 31, 2009 and 2008, the Diversified Portfolio paid $74,643 and $57,528, respectively, to Wells Fargo for services provided.

Under a distribution plan the public agency associations collectively receive an annual fee of 0.075 percent of the average daily net asset value. For the six-month periods ended December 31, 2009 and 2008 the Diversified Portfolio paid $132,106 and $88,009 to the Iowa League of Cities, $33,188 and $37,206 to the Iowa State Association of Counties, and $21,312 and $18,606 to the Iowa Association of Municipal Utilities, respectively.

IPAIT is responsible for other fees and expenses incurred directly by IPAIT. The other fees and expenses accrual is 0.025 percent of the average daily net asset value, and totaled $50,186 and $47,940 for the six-month periods ended December 31, 2009 and 2008, respectively. During the six month period ended December 31, 2009, the portfolio waived all or a portion of the other fees and expense accrual. All fees are computed daily and paid monthly.

FAIR VALUE MEASUREMENT

Effective July 1, 2008, IPAIT adopted Statement of Financial Accounting Standard No. 157 (“FAS 157”), Fair Value Measurements.  FAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value in U.S. generally accepted accounting principles, and expand disclosure about fair value measurements.  As a basis for considering market participant assumptions in fair value measurements, FAS 157 establishes a fair value hierarchy, which prioritizes the inputs used in measuring fair values.  The hierarchy gives the highest priority to Level 1 measurements and the lowest priority to Level 3 measurements.  These inputs are summarized into three broad levels as described below:

Level 1 –	quote prices in active markets for identical securities;
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services); or
Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments.)

Securities in the Diversified Fund are valued at amortized cost, which approximates fair value, pursuant to Rule 2a-7 under the Investment Company Act of 1940.

IOWA PUBLIC AGENCY INVESTMENT TRUST

DIVERSIFIED PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  (unaudited) (continued)

(2)	SECURITIES TRANSACTIONS

        Purchases of portfolio securities for the Diversified Portfolio aggregated $3,105,072,639 and $22,484,700,640 for the six-month periods ended December 31, 2009 and 2008, respectively. Proceeds from maturities of securities for the Diversified Portfolio aggregated $3,171,291,766 and $22,454,716,000 for the six-month periods ended December 31, 2009 and 2008, respectively.

Iowa Public Agency Investment Trust

Diversified Portfolio

Financial Highlights (unaudited)

Selected Data for Each Unit of Portfolio Outstanding

	Six Months Ended December 31, 2009		Year Ended June 30,
	(unaudited)		2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Net Investment Income	0.001		0.010	0.036	0.048	0.037	0.017

Dividends Distributed	(0.001)		(0.010)	(0.036)	(0.048)	(0.037)	(0.017)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	0.081%	*	1.10%	3.66%	4.95%	3.76%	1.70%

Ratio of Expenses to Average
Net Assets, After Waivers	0.339%	**	0.35%	0.36%	0.42%	0.49%	0.48%

Ratio of Net Investment Income to
Average Net Assets, After Waivers	0.159%	**	1.01%	3.46%	4.84%	3.70%	1.71%

Ratio of Expenses to Average
Net Assets, Before Waivers	0.344%	**	0.35%	0.36%	0.42%	0.49%	0.48%

Ratio of Net Investment Income to
Average Net Assets, Before Waivers	0.154%	**	1.01%	3.46%	4.84%	3.70%	1.71%

Net Assets, End of Period (000 Omitted)	$530,312		$481,403	$355,391	$240,334	$203,482	$229,668

* Not Annualized

** Annualized
See accompanying notes to financial statements.

IOWA PUBLIC AGENCY INVESTMENT TRUST

DIRECT GOVERNMENT OBLIGATION PORTFOLIO

MANAGEMENTS DISCUSSION & ANALYSIS

This section of the IPAIT DGO Portfolio’s semi-annual Financial Report presents management’s discussion and analysis of the financial position and results of operations during the six-month periods ended December 31, 2009 and December 31, 2008. This information is being presented to provide additional information regarding the activities of IPAIT, pursuant to the requirements of Governmental Accounting Standards Board Statement No. 34, Basic Financial Statements – and Management’s Discussion and Analysis – for State and Local Governments, Statement No. 37, Basic Financial Statements – and Management’s Discussion and Analysis – for State and Local Governments: Omnibus, and Statement No. 38, Certain Financial Statement Note Disclosures (Statements Nos. 34, 37, and 38). This discussion and analysis should be read in conjunction with the Financial Statements and the accompanying notes.

OVERVIEW OF THE FINANCIAL STATEMENTS

The Management’s Discussion and Analysis provides an introduction to and overview of the basic financial statements of IPAIT’s DGO Portfolio. The following components comprise the financial statements: 1) Schedule of Investments, 2) Statement of Net Assets, 3) Statements of Operations, 4) Statements of Changes in Net Assets, and 5) Notes to Financial Statements.

•	The Schedule of Investments lists each security held by the portfolio as of December 31.
•	The Statement of Net Assets shows the financial position (assets and liabilities) of the portfolio as of December 31.
•	The Statements of Operations display the results of operations (income and expenses) of the portfolio for the six-month periods ended December 31, 2009 and December 31, 2008.
•

The Statements of Changes in Net Assets display the results of additions (net investment income, unit sales, and reinvestments) and deductions (dividends and unit redemptions) of the portfolio for the six-month periods ended December 31, 2009 and December 31, 2008.

•	The Notes to Financial Statements describe significant accounting policies and disclose summary security transaction amounts of the portfolio.

CONDENSED FINANCIAL INFORMATION AND FINANCIAL ANALYSIS

Year-over-year changes in most financial statement amounts reported in IPAIT’s DGO Portfolio are most significantly impacted by the level of average net assets (which fluctuates based on the overall levels of participant/unitholder invested balances). Additionally, changes in the short-term interest rate environment (which follows the general trend established by monetary policy set by the Federal Reserve) contribute to year-over-year variances in the amount of investment income earned by the portfolio. Over the last six months, the Federal Reserve’s Federal Open Market Committee has not changed the Fed Funds target rate from a range of zero to 0.25 percent. In the preceeding twelve months the Fed Funds target rate was lowered three times from 2.00 percent to a range of zero to 0.25 percent.

IOWA PUBLIC AGENCY INVESTMENT TRUST

DIRECT GOVERNMENT OBLIGATION PORTFOLIO

MANAGEMENTS DISCUSSION & ANALYSIS (continued)

Condensed financial information and variance explanations for the six-month period ended December 31, 2009 as compared to the same period ended December 31, 2008 follows.

	December 31,	Percent	December 31,
Net Assets	2009	Change	2008
Total Investments	$ 27,075,167	2%	$ 26,579,864
Excess of other assets over total liabilities	7,459,167	8676%	84,993
Net assets held in trust for pool participants	34,534,334	30%	26,664,857

Average Net Assets	$ 48,171,654	76%	$27,414,810

Total investments and net assets increased 2 percent and 30 percent, respectively, comparing December 31, 2009 and December 31, 2008 amounts. During the six-month period ended December 31, 2009, average net assets increased 76 percent to $48,171,654 from average net assets of $27,414,810 during the same period in the prior year. On December 31, 2009, there was $7,358,905 of uninvested cash in the portfolio due to the lack of collateral available for a repurchase agreement investment. The rate of return on the repurchase agreement investment would have been 0.01 percent.

	December 31,	Percent	December 31,
Change in Net Asset for the periods ended	2009	Change	2008
Investment Income	$ 95,159	-50%	$ 191,574
Total Expenses	(90,556)	72%	(52,516)
Dividends to unitholders from net investment income	(4,603)	-97%	(139,058)
Net increase (decrease) in assets derived
from unit transactions	(18,682,031)	-688%	3,174,539

Net assets at beginning of period	53,216,365	127%	23,490,318

Net assets at end of period	$ 34,534,334	30%	$ 26,664,857

Investment income and dividends to unitholders from net investment income decreased 50 percent and 97 percent, respectively, during the six-month period ended December 31, 2009 as compared to the same period in the prior year. Total expenses are derived based on net assets held by the Fund. These expenses increased 72 percent during the six-month period ended December 31, 2009 as compared to the same period in the prior year due to higher average net assets. During the six-month period ended December 31, 2009 as compared to the same period in the prior year, units sold and redeemed increased 29 percent and 141 percent, respectively.

IOWA PUBLIC AGENCY INVESTMENT TRUST

DIRECT GOVERNMENT OBLIGATION PORTFOLIO

MANAGEMENTS DISCUSSION & ANALYSIS (continued)

Condensed financial information and variance explanations for the six-month period ended December 31, 2008 as compared to the same period ended December 31, 2007 follows.

	December 31,	Percent	December 31,
Net Assets	2008	Change	2007
Total Investments	$ 26,579,864	46%	$ 18,165,774
Excess of other assets over (under) total liabilities	84,993	626%	(16,160)
Net assets held in trust for pool participants	26,664,857	47%	18,149,614

Average Net Assets	$ 27,414,810	38%	$ 19,896,058

Total investments and net assets increased 46 percent and 47 percent, respectively, comparing December 31, 2008 and December 31, 2007 amounts. During the six-month period ended December 31, 2008, average net assets increased 38 percent to $27,414,810 from average net assets of $19,896,058 during the same period in the prior year.

	December 31,	Percent	December 31,
Change in Net Asset for the periods ended	2008	Change	2007
Investment Income	$ 191,574	-58%	$ 453,348
Total Expenses	(52,516)	38%	(38,009)
Dividends to unitholders from net investment income	(139,058)	-67%	(415,339)
Net increase in assets derived
from unit transactions	3,174,539	5%	3,012,244

Net assets at beginning of period	23,490,318	55%	15,137,370

Net assets at end of period	$ 26,664,857	47%	$ 18,149,614

Investment income and dividends to unitholders from net investment income decreased 58 percent and 67 percent, respectively, during the six-month period ended December 31, 2008 as compared to the same period in the prior year. Total expenses are derived based on net assets held by the Fund. These expenses increased 38 percent during the six-month period ended December 31, 2008 as compared to the same period in the prior year due to higher average net assets. During the six-month period ended December 31, 2008 as compared to the same period in the prior year, units sold and redeemed decreased 9 percent and 12 percent, respectively.

CONTACTING THE PORTFOLIO’S FINANCIAL MANAGEMENT

This financial report is designed to provide IPAIT participants and prospective investors with a general overview of the Fund’s finances and to demonstrate the Fund’s accountability for the resources it receives and manages. If you have questions about the report or need additional financial information, contact IPAIT at 800-872-4024 or visit the website at IPAIT.org.

Iowa Public Agency Investment Trust

Direct Government Obligation Portfolio

Schedule of Investments (unaudited)

December 31, 2009

(Showing Percentage of Total Investments)

		Yield at
Par		Time of
Value	Description	Purchase	Due Date	Amortized Cost
DISCOUNTED GOVERNMENT SECURITIES -- 5.53%
$ 500,000	United States Treasury Bill	0.44%	06/10/10	$ 499,016
500,000	United States Treasury Bill	0.40%	06/17/10	499,081
500,000	United States Treasury Bill	0.45%	07/01/10	498,890
	Total (cost -- $1,496,987)			1,496,987

COUPON SECURITIES -- 34.54%
250,000	Private Export Funding, 7.20%	1.26%	01/15/10	250,566
500,000	United States Treasury Note, 2.13%	0.56%	01/31/10	500,643
1,000,000	United States Treasury Note, 6.50%	0.54%	02/15/10	1,007,336
500,000	United States Treasury Note, 4.00%	0.34%	03/15/10	503,671
500,000	United States Treasury Note, 1.75%	0.65%	03/31/10	501,341
500,000	United States Treasury Note, 4.00%	0.38%	04/15/10	505,159
500,000	United States Treasury Note, 2.13%	0.54%	04/30/10	502,581
500,000	United States Treasury Note, 3.88%	0.59%	05/15/10	506,026
500,000	United States Treasury Note, 4.50%	0.34%	05/15/10	507,645
500,000	United States Treasury Note, 2.63%	0.52%	05/31/10	504,317
500,000	United States Treasury Note, 2.88%	0.54%	06/30/10	505,757
500,000	United States Treasury Note, 2.88%	0.38%	06/30/10	506,139
500,000	United States Treasury Note, 3.88%	0.39%	07/15/10	509,298
500,000	United States Treasury Note, 2.75%	0.50%	07/31/10	506,485
500,000	United States Treasury Note, 2.75%	0.42%	07/31/10	506,728
500,000	United States Treasury Note, 5.75%	0.53%	08/15/10	516,113
500,000	United States Treasury Note, 2.38%	0.56%	08/31/10	506,008
500,000	United States Treasury Note, 2.38%	0.45%	08/31/10	506,367
	Total (cost -- $9,352,180)			9,352,180

CERTIFICATES OF DEPOSIT -- 16.62%
$ 500,000	West Bank-West Des Moines CDARS	0.80%	03/04/10	$ 500,000
500,000	West Bank-West Des Moines CDARS	0.80%	03/11/10	500,000
500,000	West Bank-West Des Moines CDARS	0.80%	03/18/10	500,000
500,000	West Bank-West Des Moines CDARS	0.80%	05/06/10	500,000
500,000	West Bank-West Des Moines CDARS	1.35%	09/23/10	500,000
500,000	West Bank-West Des Moines CDARS	1.35%	09/30/10	500,000
500,000	West Bank-West Des Moines CDARS	1.35%	10/07/10	500,000
500,000	West Bank-West Des Moines CDARS	1.35%	10/14/10	500,000
500,000	West Bank-West Des Moines CDARS	1.35%	11/12/10	500,000
	Total (cost -- $4,500,000)			4,500,000

OTHER INVESTMENTS -- 6.38%
1,726,000	Wells Fargo Public Fund Deposit Account	0.35%		1,726,000
	Total (cost -- $1,726,000)

REPURCHASE AGREEMENTS (collateralized by U.S. Govt. Securities) -- 36.93%
10,000,000	Banc of America Securities LLC	0.01%	01/04/10	10,000,000
	Total (cost -- $10,000,000)

TOTAL INVESTMENTS -- 100% (cost -- $27,075,167)				$ 27,075,167
See accompanying notes to financial statements.

Iowa Public Agency Investment Trust

Direct Government Obligation Portfolio

Statement of Net Assets (unaudited)

December 31, 2009

ASSETS

Investments in securities at amortized cost:
Discounted Government Securities	$ 1,496,987
Coupon Securities	9,352,180
Certificates of Deposit	4,500,000
Other Investments	1,726,000
Repurchase Agreements	10,000,000
Total investments in securities	27,075,167

Cash	7,358,905
Interest Receivable	114,793
Total assets	34,548,865

LIABILITIES

Investment advisory, administrative,
and program support fees payable	7,970
Custody fees payable	955
Distribution fees payable	2,389
Other fees and expenses payable	776
Dividends payable	2,441
Total liabilities	14,531

NET ASSETS HELD IN TRUST FOR POOL PARTICIPANTS	$ 34,534,334

Units of beneficial interest outstanding	34,534,334

Net asset value - offering and redemption price per share	$ 1.00

See accompanying notes to financial statements. 17

Iowa Public Agency Investment Trust

Direct Government Obligation Portfolio

Statement of Operations (unaudited)

For the Six Months ended December 31,

	2009	2008
INVESTMENT INCOME
Interest	$ 95,159	$ 191,574

EXPENSES
Investment advisory, administrative,
and program support fees	60,709	34,550
Custody fees	7,285	4,146
Distribution fees	18,213	10,365
Other fees and expenses	6,072	3,455
Total expenses	92,279	52,516
Less: Expenses voluntarily reduced/waived	(1,723)	--
Net expenses	90,556	52,516

NET INVESTMENT INCOME	$ 4,603	$ 139,058

Statements of Changes in Net Assets (unaudited)
For the Six Months ended December 31,

	2009	2008
ADDITIONS
From investment activities:
Net investment income	$ 4,603	$ 139,058
From unit transactions:
(at constant net asset value of $1 per unit)
Units sold	29,846,934	23,157,889
Units issued in reinvestment of dividends
from net investment income	6,733	164,531
Total additions	29,858,270	23,461,478

DEDUCTIONS
Dividends to unitholders from:
Net investment income	(4,603)	(139,058)

From unit transactions:
Units redeemed	(48,535,698)	(20,147,881)
Total deductions	(48,540,301)	(20,286,939)

Net increase (decrease) in net assets	(18,682,031)	3,174,539

Net assets held in trust for pool participants at beginning of period	53,216,365	23,490,318

Net assets held in trust for pool participants at end of period	$ 34,534,334	$ 26,664,857

See accompanying notes to financial statements.

IOWA PUBLIC AGENCY INVESTMENT TRUST

DIRECT GOVERNMENT OBLIGATION PORTFOLIO

Notes to Financial Statements (unaudited)

(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Iowa Public Agency Investment Trust (IPAIT) is a common law trust established under Iowa law pursuant to Chapter 28E and Sections 331.555 and 384.21, Iowa Code (1987), as amended, which authorizes Iowa public agencies to jointly invest monies pursuant to a joint investment agreement. IPAIT is registered under the Investment Company Act of 1940 as required by Iowa Statute and files reports with the Securities and Exchange Commission under Regulation S-X. IPAIT was established by the adoption of a Joint Powers Agreement and Declaration of Trust as of October 1, 1987, and commenced operations on November 13, 1987. The Joint Powers Agreement and Declaration of Trust was amended September 1, 1988, May 1, 1993, and again on September 1, 2005. As amended, IPAIT is authorized to operate and now operates investment programs, one of which is the Direct Government Obligation Portfolio. The accompanying financial statements include activities of the Direct Government Obligation Portfolio. The objective of the portfolio is to maintain a high degree of liquidity and safety of principal through investment in short-term securities as permitted for Iowa public agencies under Iowa law. Wells Fargo Bank, N.A. (Wells Fargo) serves as the Custodian, and Miles Capital, Inc., formerly WB Capital Management Inc., serves as the Investment Adviser, Administrator, and Program Support Provider.

The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net investment income during the year. Actual results could differ from those estimates.

In reporting financial activity, IPAIT applies applicable Governmental Accounting Standards Board (GASB) pronouncements, as well as all Financial Accounting Standards Board and predecessor statements and interpretations not in conflict with GASB pronouncements.

IPAIT is exposed to various risks in connection with operation of the Direct Government Obligation Portfolio and adheres to policies which attempt to mitigate market risk in the portfolio and maintains insurance coverage for fidelity and errors and omissions exposures. IPAIT has had no claims or settlements under its insurance coverage since its organization in 1987.

INVESTMENTS IN SECURITIES

The Direct Government Obligation Portfolio consists of cash and short-term investments valued at amortized cost, which approximates fair value, pursuant to Rule 2a-7 under the Investment Company Act of 1940. This involves valuing a portfolio security at its original cost on the date of purchase, and thereafter amortizing any premium or discount on the interest method. Procedures are followed to maintain a constant net asset value of $1.00 per unit for the portfolio.

Security transactions are accounted for on the trade date. Interest income, including the accretion of discount and amortization of premium, is recorded daily on the interest method.

IPAIT is authorized by investment policy and statute to invest public funds in obligations of the U.S. government, its agencies and instrumentalities; and repurchase agreements, provided that the underlying collateral consists of obligations of the U.S. government, its agencies and instrumentalities and that IPAIT’s custodian takes delivery of the collateral either directly or through an authorized custodian.

In connection with transactions in repurchase agreements, it is IPAIT’s policy that an authorized custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest at all times. If the seller defaults and the value of the collateral declines, realization of the collateral by IPAIT may be delayed or limited. At December 31, 2009, the securities purchased under overnight agreements to resell were collateralized by government agency securities with a value of $10,200,085.

At December 31, 2008, the portfolio did not contain any repurchase agreements.

Certificates of Deposit and Public Fund Deposit Accounts up to $250,000 are currently insured by the Federal Depository Insurance Company (FDIC) through December 31, 2013. For public funds deposited in Iowa financial institutions in excess of the FDIC insurance, the local financial institution must comply with Iowa Code Section 12c.22 to insure appropriate collateralization. As of December 31, 2009, public funds invested in Certificates of Deposit and Public Fund Deposit Accounts not covered by FDIC insurance were $1,476,000. Public funds not covered by FDIC or collateralization are covered by the state sinking fund in accordance with Chapter 12C of the Code of Iowa, which provides for additional assessments against depositories to ensure there will be no loss of public funds.

CDARS, the Certificate of Deposit Account Registry Service, is a network of banks offering Certificates of Deposit below the standard FDIC insurance maximum so that both principal and interest are eligible for full FDIC insurance. As of December 31, 2009, the portfolio held $4,500,000 in the CDARS program.

IOWA PUBLIC AGENCY INVESTMENT TRUST

DIRECT GOVERNMENT OBLIGATION PORTFOLIO

Notes to Financial Statements (unaudited) (continued)

Currently, NOW (Negotiable Order of Withdrawal) accounts funded with public funds that earn a rate of return less than 0.50 percent are insured by the FDIC at participating banks. At December 31, 2009, the portfolio was not invested in insured NOW accounts.

Under Governmental Accounting Standards as to custodial credit risk, IPAIT's investments in securities in the Direct Government Obligation Portfolio held securities whose S&P credit ratings were 55.8 percent AAA, 0.9 percent AA+, 6.4 percent A1+, and 36.9% NA. Securities which carry an NA rating are government securities which are deemed to carry the equivalent of A1+/P1 ratings by the IPAIT Board of Trustees.

Management attempts to limit IPAIT’s exposure to interest rate risk and believes this is addressed by the fact that securities are limited under Rule 2a-7 as well as by investment policy and statute to investments of high quality with durations not to exceed 397 days. Hence it is not expected that any significant change in market interest rates would present long-term risk to IPAIT.

UNIT ISSUES, REDEMPTIONS AND DISTRIBUTIONS

IPAIT determines the net asset value of the DGO Portfolio daily. Units are issued and redeemed daily at the daily net asset value. Dividends from net investment income are declared daily and distributed monthly.

INCOME TAXES

IPAIT is exempt from both state and federal income taxes pursuant to Section 115 of the Internal Revenue Code.

FEES AND EXPENSES

Under separate agreements with IPAIT, Miles Capital and Wells Fargo are paid an annual fee for operating the investment programs.

Miles Capital receives 0.190 percent of the average daily net asset value up to $150 million, 0.160 percent from $150 to $250 million, and 0.130 percent exceeding $250 million for investment adviser and administrative fees. In addition, Miles Capital receives 0.060 percent of the average daily net asset value for program support fees. For the six-month periods ended December 31, 2009 and 2008 the DGO Portfolio paid $60,413 and $34,550, respectively, to Miles Capital for services provided.

Wells Fargo receives 0.030 percent of the average daily net asset value of the portfolio. For the six-month periods ended December 31, 2009 and 2008, the DGO Portfolio paid $7,280 and $4,146, respectively, to Wells Fargo for services provided.

Under a distribution plan the public agency associations collectively receive an annual fee of 0.075 percent of the average daily net asset value. For the six-month periods ended December 31, 2009 and 2008, the DGO Portfolio paid $18,203 and $10,365 to the Iowa League of Cities, respectively.

IPAIT is responsible for other fees and expenses incurred directly by IPAIT. The other fees and expenses accrual is 0.025 percent of the average daily net asset value, and totaled $4,660 and $3,455 for the six-month periods ended December 31, 2009 and 2008, respectively. During the six month period ended December 31, 2009, on various and multiple days, the DGO Portfolio waived a portion of service provider and sponsoring association fees in order to keep the DGO Portfolio's net yield positive. All fees are computed daily and paid monthly.

FAIR VALUE MEASUREMENT

Effective July 1, 2008, IPAIT adopted Statement of Financial Accounting Standard No. 157 (“FAS 157”), Fair Value Measurements.  FAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value in U.S. generally accepted accounting principles, and expand disclosure about fair value measurements.  As a basis for considering market participant assumptions in fair value measurements, FAS 157 establishes a fair value hierarchy, which prioritizes the inputs used in measuring fair values.  The hierarchy gives the highest priority to Level 1 measurements and the lowest priority to Level 3 measurements.  These inputs are summarized into three broad levels as described below:

Level 1 –	quote prices in active markets for identical securities;
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services); or
Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments.)

Securities in the Diversified Fund are valued at amortized cost, which approximates fair value, pursuant to Rule 2a-7 under the Investment Company Act of 1940.

(2)	SECURITIES TRANSACTIONS

Purchases of portfolio securities for the DGO Portfolio aggregated $640,175,097 and $2,120,376,089 for the six-month periods ended December 31, 2009 and 2008, respectively. Proceeds from maturities of securities for the DGO Portfolio aggregated $666,083,710 and $2,117,196,000 for the six-month periods ended December 31, 2009 and 2008, respectively.

(3)	PARTICIPANT CONCENTRATION

As of December 31, 2009, two participants hold all outstanding units of the DGO Portfolio.

Iowa Public Agency Investment Trust

Direct Government Obligation Portfolio

Financial Highlights (unaudited)

Selected Data for Each Unit of Portfolio Outstanding

	Six Months Ended December 31, 2009		Year Ended June 30,
	(unaudited)		2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Net Investment Income	0.000		0.007	0.032	0.047	0.035	0.015

Dividends Distributed	(0.000)		(0.007)	(0.032)	(0.047)	(0.035)	(0.015)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	0.011%	*	0.72%	3.24%	4.79%	3.58%	1.54%

Ratio of Expenses to Average
Net Assets, After Waivers	0.373%	**	0.38%	0.38%	0.44%	0.51%	0.50%

Ratio of Net Investment Income to
Average Net Assets, After Waivers	0.019%	**	0.72%	3.12%	4.70%	3.58%	1.39%

Ratio of Expenses to Average
Net Assets, Before Waivers	0.380%	**	0.38%	0.38%	0.44%	0.51%	0.50%

Ratio of Net Investment Income to
Average Net Assets, Before Waivers	0.012%	**	0.72%	3.12%	4.70%	3.58%	1.39%

Net Assets, End of Period (000 Omitted)	$34,534		$53,216	$23,490	$15,137	$16,949	$14,796

* Not Annualized

** Annualized

See accompanying notes to financial statements.

Iowa Public Agency Investment Trust

Additional Information

December 31, 2008

FUND EXPENSES

It is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, including management fees, distribution and service fees, and other fund expenses. Expenses, which are deducted from a fund’s investment income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009. The table illustrates your fund’s costs in two ways:

1. Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

2. Based on hypothetical 5 percent return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a return of 5 percent before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5 percent return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Your fund does not carry a “sales load” or transaction fee. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund Information Statement.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
Example	7/1/2009	12/31/2009	7/1/09 to 12/31/09	Ratio
Based on Actual Fund Return
IPAIT Diversified Fund	$1,000.00	$1,000.81	$1.71	0.34%
IPAIT DGO Fund	$1,000.00	$1,000.11	$1.88	0.37%
Based on Hypothetical 5 Percent Return
IPAIT Diversified Fund	$1,000.00	$1,023.49	$1.73	0.34%
IPAIT DGO Fund	$1,000.00	$1,023.32	$1.91	0.37%

Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Iowa Public Agency Investment Trust

Additional Information (continued)

December 31, 2009

FEES AND EXPENSES

All fees are calculated by basis points per net assets.

Entity	Fee Type	Fee
WB Capital Management Inc.	Adviser	0.090% up to $150MM;
		0.070% on $150 - $250MM;
		0.055% on assets exceeding $250MM
WB Capital Management Inc.	Administrator	0.100% up to $150MM;
		0.090% on $150 - $250MM;
		0.075% on assets exceeding $250MM
WB Capital Management Inc.	Program Support	0.060%
Sponsoring Associations [1]	Sponsoring Associations	0.075%
Wells Fargo	Custody	0.030%
Administration Fund	Other fees & expenses	0.025%

[1] Includes Iowa League of Cities, Iowa State Association of Counties, Iowa Association of Municipal Utilities

For the six-month period ended December 31, 2009 actual expense for the IPAIT Diversified Fund and DGO Fund were 0.34 percent and 0.37 percent of average net assets, respectively based on a sliding fee scale.

Actual:
For the six-month period ended December 31, 2009, the following actual expenses were incurred by the Funds:

	Diversified	DGO
Adviser	$ 170,872	$ 21,573
Administrator	213,072	24,270
Program Support	149,285	14,570
Distribution	186,606	18,203
Custody	74,643	7,280
Other fees and expenses	50,186	4,660
Total	$ 844,664	$ 90,556

Iowa Public Agency Investment Trust

Additional Information (continued)

December 31, 2009

STATEMENT OF ADDITIONAL INFORMATION

The SAI has additional information about the Funds and is available without charge, upon request, by calling 800-872-4024.

SCHEDULE OF PORTFOLIO HOLDINGS

A complete schedule of portfolio holdings is filed with the SEC for the first and third quarters on Form N-Q. The portfolio holdings for the second and fourth quarter are available in the semi-annual and annual reports. It is available at www.sec.gov, or by phone at 800-SEC-0330, or by mail at Public Reference Section / SEC / Washington DC / 20549 (duplicating fee required) or upon request from IPAIT at 800-872-4024 or at IPAIT.org. The SEC has proposed a new rule to have portfolio holdings posted on the fund website more frequently, and IPAIT will comply with the new rule.

PROXY VOTING

The SEC requires an annual report of the proxy voting record of the Trust. Because the investments allowable under Iowa law restrict the investment for IPAIT to securities to which proxy voting does not apply, IPAIT does not have a proxy voting policy and will report no proxy votes on the Form N-PX. The law requires the filing of the Form N-PX, and this disclosure, even though the Form N-PX will contain no votes. Form N-PX is available at www.sec.gov, or by phone at 800-SEC-0330, or by mail at Public Reference Section SEC / Washington / DC / 20549 (duplicating fee required) or upon request from IPAIT at 800-872-4024.

OTHER INFORMATION

Units of IPAIT’s Diversified Portfolio and Direct Government Obligation Portfolio are not insured by the FDIC or the U.S. Government. Investment products involve investment risk, including the possible loss of principal. Past performance is not predictive of future results, and the composition of each Fund’s portfolio is subject to change.

PARTICIPANT MEETING RESULTS

On August 26, 2009, a participant meeting was held at the Glen Oaks Country Club in West Des Moines, Iowa for election of trustees, the selection of auditors, amendment to the investment policy to allow for CDARS investments, and amendment to the investment policy to allow for triparty repurchase agreements. The proposals were approved by the participants of both funds.

Diversified	DGO
Total Units:	479,296,985	48,964,469
1. Board of Trustees
For:	345,943,343	48,947,077
Against:	---	---
Abstain:	107,381	---
2. Auditors
For:	479,296,985	48,947,077
Against:	1,780,445	---
Abstain:	8,809,874	---
3. CDARS
For:	479,296,985	48,947,077
Against:	377,538	---
Abstain:	2,525,873	---
4. Triparty Repo
For:	479,296,985	48,947,077
Against:	5,810,028	---
Abstain:	4,288,254	---

On December 15, 2009, a special meeting of the participants was called to approve a new Advisor Agreement, after the acquisition of WB Capital Management, Inc. by Miles Capital Holdings, Inc. from West Bancorporation. The proposal was approved by the participants of both funds:

Approval of a new Advisor Agreement

Diversified	DGO
Total Units:	540,518,993	45,237,517
For:	421,489,753	45,237,517
Against:	---	---
Abstain:	248,653	---

ANNUAL CONSIDERATION OF APPROVAL OF THE

INVESTMENT MANAGEMENT AGREEMENT BY THE BOARD OF TURSTEES

Every year the Board considers continuation of IPAIT’s Investment Management Agreement and throughout each year, reviews and evaluates the performance of and services provided by Miles Capital, Inc., formerly WB Capital Management Inc., (“Investment Adviser”). The Board assesses the nature, scope and quality of the services provided by the personnel of the Investment Adviser and its affiliates, including administrative services, and compliance with legal and regulatory requirements. The Board also receives and assesses information regarding the services provided by certain unaffiliated service providers.

At various times throughout the year, the Board also considers a range of information in connection with its oversight of the services provided. Among the matters considered throughout the year are: (a) fees (in addition to management fees) paid to the Investment Adviser and its affiliates, such as fees for marketing and distribution; (b) overall operating expenses; (c) the resources devoted to and compliance reports relating to the investment objective, policies and restrictions, and compliance with the Code of Ethics and the Investment Adviser's compliance policies and procedures; and (d) the nature, cost and character of any non-investment management services provided by the Investment Adviser and its affiliates.

The Board considered the approval of the Investment Management Agreement at the August 26, 2009 meeting, and again at the October 28, 2009 meeting, after the Board learned of the impending transfer of ownership of the Investment Advisor from West Bancorporation to Miles Capital Holdings, Inc. (Miles). The Board reviewed the proxy materials for the special participant meeting, and reviewed information to determine whether the Board would recommend approval of the new Investment Advisor Agreement. In the period prior to and at the Board meetings, the Board considered a wide range of information provided by the Advisor and the Board requested and received materials specifically relating to IPAIT, the Investment Management Agreement and the Advisor. These materials included among other things (a) information on the investment performance of IPAIT compared to a similar group of money market funds and public programs; (b) information on fees and expenses of other funds of similar asset size; (c) sales and redemption data; (d) a discussion by the Investment Advisor management team regarding their experience, investment strategies and outlook; and (e) information on the profitability to the Investment Adviser. The Board of Trustees considered all factors deemed to be relevant to IPAIT and considered:

▪	the expectation that the operation of the Investment Advisor and IPAIT’s day-to-day management, including the portfolio managers, will remain unchanged for the foreseeable future;

▪	the Investment Advisor and its personnel (including particularly those personnel with responsibilities for providing services to IPAIT), resources and investment process will remain unchanged;

▪	the current and pro forma financial status of Miles Capital Holdings and the Investment Advisor;

▪	the Investment Advisor will have access to the capital resources and personnel of Miles;

▪	the financial viability of the Investment Advisor will be not be affected by the transaction;

▪	the terms of the Investment Management Agreement were the same as those of the previous Investment Management Agreement;

▪	the nature, extent and quality of the services that the Investment Advisor has been providing to IPAIT will remain unchanged and could improve overtime;

▪	the investment performance of IPAIT and the Investment Advisor over various periods;

▪	the advisory fee rate payable to the Investment Advisor by IPAIT and by other client accounts managed by the Investment Advisor;

▪	the total expense ratio of IPAIT and of similar funds managed by other advisers;

▪	compensation payable by IPAIT to the Investment Advisor for other services;

▪	the historical profitability of the Current Advisor Agreement to WB and to West Bancorporation and the projected profitability of the New Advisor Agreement to Miles;

▪	economies of scale would continue to be realized from the fee structure as IPAIT grows. 25

ANNUAL CONSIDERATION OF APPROVAL OF THE

INVESTMENT MANAGEMENT AGREEMENT BY THE BOARD OF TURSTEES

The Board considered the level and depth of knowledge of the Investment Advisor. In evaluating the quality of services provided by the Investment Advisor, the Board took into account its familiarity with the Investment Advisor's management through board meetings, conversations and reports. Miles indicated that they intend to retain for the foreseeable future most if not all of the Investment Advisor employees that currently provide services to IPAIT. The Investment Advisor staff and Miles further assured the Board that the Investment Advisor administrative and technological resources and the processes in place to manage IPAIT’s investments would remain unchanged or actually be enhanced. In evaluating the quality of services provided by the Investment

Advisor, the Board took into account its familiarity with WB’s management through their long relationship, committee meetings, quarterly board meetings, routine conversations, and reports. Miles assured the Board of its commitment to provide the Investment Advisor with additional resources if and when needed to not just keep business as usual, but grow and enhance the business. There were no plans to take any actions that would adversely affect the Investment Advisor’s financial viability, which has also been strong and consistently profitable over the years. It was observed that Miles and the Investment Advisor were well capitalized, that the Investment Advisor currently carries no debt and it is not anticipated that it will incur any debt in the future.

The Board noted that at that meetings they had received and reviewed a variety of information and data about the Investment Advisor and IPAIT and compared the advisory fees and total expense ratio of IPAIT to other comparable funds in approving the Current Advisory Agreement. The comparative data and the updated data provided by the Investment Advisor assisted the Board in assessing the fairness and reasonableness of advisory fee to be paid under the New Advisory Agreement as well as the total estimated expenses to be paid. This data indicated that the advisory fees were comparable with IPAIT peers and that the total expenses of each Fund were about average with similar funds. In assessing the reasonableness of the advisory fee, the Board noted that it had also been provided information about the Investment Advisor’s profits and costs. The Board observed that the Investment Advisor’s profit margin had declined in recent years and that the decline in profitability was driven in part to a decline in assets under management while cost of operations remained constant. In addition, competitive factors were pushing the Investment Advisor to waive fees in some situations to keep a Fund or Funds competitive. The Board also noted that the fees paid under the Current Advisor Agreement or New Advisor Agreement was subject to breakpoints.

In considering the approval of the New Advisory Agreement, the Board, which is entirely comprised of independent and disinterested Trustees, did not identify any single factor as controlling. Based on the Board's evaluation of all factors that it deemed to be relevant, the Board, concluded that the Investment Advisor had demonstrated that it possesses the capability and resources necessary to perform the duties required of it under the New Advisory Agreement; the costs of services to be provided and profits to be realized by the Investment Advisor are average in comparison to those of investment advisers of comparable funds; and the proposed advisory fee is fair and reasonable, given the nature, extent and quality of the services to be rendered by the Investment Advisor. The Board further determined that the change in control of the Investment Advisor did not present any material change in the type, and quality of service it would provide to IPAIT. Noting that the realization of economies of scale would be reflected by the breakpoints in the advisory fee schedule the Board concluded that the IPAIT participants would benefit from economies of scale as the Funds grow.

The Trustees also considered the provisions of Section 15(f) of the 1940 Act, which provides, in relevant part, that affiliated persons may receive compensation if (1) for a period of three years after the transaction if at least 75 percent of the Trustees of IPAIT are independent of the Investment Advisor and (2) an "unfair burden" is not imposed on IPAIT as a result of the Transaction. It was noted that the Investment Advisor had no ability to nominate or appoint Trustees and that all Trustees would continue to be independent and disinterested as long as IPAIT continued to operate.

After carefully reviewing all of these factors, the Board recommended to the participants that they approve the New Advisor Agreement. The New Advisor Agreement was approved by the Participants on December 15, 2009 at a special meeting. Unless terminated sooner, the agreement will continue until December 31, 2012.

BOARD OF TRUSTEES

Dianne Kiefer	Wayne Northey
Treasurer, Wapello County	Supervisor, Dickinson County
Chair and Trustee	Trustee

Craig Hall	Tom Hanafan
Manager, Brooklyn Municipal Utility	Mayor, Council Bluffs
Vice Chair and Trustee	Trustee

Susan Vavroch	Jody Smith
City Treasurer, Cedar Rapids	Director of Administrative Services,
Second Vice Chair and Trustee	City of West Des Moines
Trustee

Don Kerker	Bob Haug
Director of Finance and Administrative Services,	Executive Director, Iowa Association of Municipal Utilities
Muscatine Power and Water	Ex-Officio Member and Secretary

Trustee

Lynn Miller	Alan Kemp
Director of Finance and Organizational Services,	Executive Director, Iowa State Association of Counties
Cedar Falls Utilities	Ex-Officio Member and Assistant Secretary

Trustee

Richard Heidloff	William Peterson
Treasurer, Lyon County	Executive Director, Iowa State Association of Counties
Trustee	Ex-Officio Member, Treasurer

The Board of Trustees are not compensated for the Board service. Expenses incurred in attending meetings are paid by the Trust.

SERVICE PROVIDERS

Administrator-Investment Adviser-Program Support:	Custodian:
Miles Capital, Inc.	Wells Fargo Bank, N.A.
1415 28th Street, Suite 200	MAC N8200-034
West Des Moines, IA 50266-1461	Des Moines, IA 50304-0837

Legal Counsel:	Independent Registered Public Accounting Firm:
Ahlers & Cooney, P.C.	KPMG LLP
100 Court Avenue, Suite 600	2500 Ruan Center
Des Moines, IA 50309	Des Moines, IA 50309

IOWA PUBLIC AGENCY INVESTMENT TRUST

www.IPAIT.org

1415 28th Street, Suite 200

West Des Moines, IA 50266-1461

ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS, REGARDLESS OF WHETHER THESE INDIVIDUALS ARE EMPLOYED BY THE REGISTRANT OR A THIRD PARTY.

(B) NO COMMENT REQUIRED.

(C) NA

(D) NOT APPLICABLE.

(E) NOT APPLICABLE.

(F)(1) NOT APPLICABLE.

(F)(2) NOT APPLICABLE.

(F)(3) TO REQUEST A FREE COPY OF THE IOWA PUBLIC AGENCY INVESTMENT TRUST CODE OF ETHICS, PLEASE CALL 1-800-438-6375.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Donald W. Kerker is the independent director named as the audit committee financial expert.

ITEM 4. Principal Accountant Fees and Services

(a)Not Applicable.

(D)NOT APPLICABLE.

(E)NOT APPLICABLE.

(F)NOT APPLICABLE.

(G)NOT APPLICABLE.

(H)NOT APPLICABLE.

ITEM 5. NOT APPLICABLE.

ITEM 6. NOT APPLICABLE.

ITEM 7. NOT APPLICABLE.

ITEM 8. NOT APPLICABLE.

ITEM 9. Not Applicable.

ITEM 10.NOT APPPLICABLE.

ITEM 11. CONTROLS AND PROCEDURES.

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF March 2, 2010, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE PERIOD COVERED BY THIS REPORT THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

(A) A CERTIFICATION FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER IS ATTACHED AS EXHIBIT A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IOWA PUBLIC AGENCY INVESTMENT TRUST

By

Dianne Kiefer, Chair and Trustee

Date: March 2, 2010

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature and Title

Dave Miles, Chief Executive Officer, March 2, 2010

Amy Mitchell, Chief Financial Officer, March 2, 2010